Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement
Fair Value Measurement
11.	Fair Value Measurement

In accordance with ASC 820, the Company measures investments in money market funds, available-for-sale debt securities, convertible bonds and equity securities on a recurring basis. The following tables set forth the financial instruments measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurement
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB

Recurring
As of December 31, 2023:
Cash equivalents:
Money market funds	23,593,093	—	—
Short-term investments:
Equity securities	15,664,769	1,486,317	—
Investments in convertible bonds	—	—	524,063
Other non-current assets:
Available-for-sale debt securities	—	16,816,377	—
	39,257,862	18,302,694	524,063

	Fair Value Measurement
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
Recurring
As of December 31, 2024:
Cash equivalents:
Money market funds	31,335,350	—	—
Short-term investments:
Equity securities	44,479,404	—	—
Available-for-sale debt securities	—	6,319,014	—
Investments in convertible bonds	—	—	506,126
Other non-current assets:
Available-for-sale debt securities	—	23,855,196	—
	75,814,754	30,174,210	506,126

Investments in convertible bonds are classified under level 3 in the fair value hierarchy, with the fair value estimated based on the third-party appraisal report using the expected credit loss model. Key inputs and parameters include probability of default which is the likelihood that a borrower will default on a credit obligation over a specific time horizon, and loss given default which is an estimate of the loss from a transaction given that a default occurs.

Certain equity securities and available-for-sale debt securities are classified under level 2 in the fair value hierarchy, with the fair value determined primarily based on quoted prices of similar assets.

The Group values its money market funds and certain equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

11.	Fair Value Measurement (Continued)

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:

Amounts
RMB

Balance as of January 1, 2023	1,233,284
Net unrealized fair value	(749,967)
Foreign currency translation difference	40,746
Balance as of December 31, 2023	524,063
Net unrealized fair value	(25,485)
Foreign currency translation difference	7,548
Balance as of December 31, 2024	506,126

As of December 31, 2023 and 2024, the Group did not have any assets or liabilities that were measured at fair value on a non-recurring basis and no impairment charge was recorded.

The followings are financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes. The fair values of time deposits and held-to-maturity debt investments and loan investments are estimated using prevailing interest rates. The fair values of the convertible bonds are based on broker quotes:

	Fair Value disclosure
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
As of December 31, 2023:
Short-term investments:
Time deposits and held-to-maturity debt securities	—	139,740,216	—
Convertible bonds, current portion	—	2,229,777	—
Other non-current assets:
Time deposits and held-to-maturity debt securities	—	28,784,997	—
Convertible bonds	—	5,413,685	—
As of December 31, 2024:
Short-term investments:
Time deposits and held-to-maturity debt securities	—	210,368,027	—
Loan investments	—	12,119,285	—
Convertible bonds, current portion	—	5,099,337	—
Other non-current assets:
Time deposits and held-to-maturity debt securities	—	57,309,555	—